Borrowings - Sale and Leaseback Agreements (Details) $ in Thousands	6 Months Ended
	Jun. 30, 2020 USD ($)	Mar. 31, 2020 USD ($)
Navios Canary and Navios Corali
Line Of Credit Facility [Line Items]
Finance lease liability	$ 65,705	$ 68,000
Repayment installments	144
Navios Canary
Line Of Credit Facility [Line Items]
Sale Leaseback Transaction Monthly Rental Payments	$ 224
Finance Lease Liability, Maturity Date	Dec. 31, 2031
Finance Lease Liability Periodic Payment Terms Balloon Payment To Be Paid	$ 750
Navios Corali
Line Of Credit Facility [Line Items]
Sale Leaseback Transaction Monthly Rental Payments	$ 238
Finance Lease Liability, Maturity Date	Mar. 31, 2032
Finance Lease Liability Periodic Payment Terms Balloon Payment To Be Paid	$ 750